12. REVENUES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 2,875,972	$ 370,689	$ 1,412,042	$ 2,781,273
Product Sales [Member]
Revenues	2,868,630	367,089
Maintenance Fees [Member]
Revenues	5,448	3,600
Professional Services [Member]
Revenues	$ 1,894	$ 0